Intangible Assets (Details) - Schedule of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Intangible Assets:
Gross balance	$ 336,257	$ 282,421
Accumulated amortization	(196,227)	(176,479)
Net balance	$ 140,030	$ 105,942
Goodwill [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 16,714	$ 16,714
Accumulated amortization
Net balance	$ 16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Other Intangible Assets:
Useful life
Average remaining amortization period
Gross balance	$ 56,249	$ 56,249
Accumulated amortization	(39,553)	(39,553)
Net balance	$ 16,696	$ 16,696
Software or computer programs [Member]
Other Intangible Assets:
Useful life	6 years	6 years
Average remaining amortization period	5 years	4 years
Gross balance	$ 263,294	$ 209,458
Accumulated amortization	(156,674)	(136,926)
Net balance	$ 106,620	$ 72,532